Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings/ (Loss) per Common Share [Abstract]
Schedule of Earnings per Common Share

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Numerator:
Net (loss)/ income	$(86,373)	$(78,899)	$62,878
Less:
Dividend declared on restricted shares	(172)	(89)	(105)
Undistributed loss/ (income) attributable to Series C participating preferred shares	4,312	3,835	(3,058)
Net (loss)/ income attributable to common stockholders, basic	$(82,233)	$(75,153)	$59,715
Plus:
Dividend declared on restricted shares	—	—	105
Net (loss)/ income attributable to common stockholders, diluted	$(82,233)	$(75,153)	$59,820
Denominator:
Denominator for basic net (loss)/ income per share — weighted average shares	9,784,507	10,027,469	9,995,514
Series A preferred stock	—	—	15,519
Restricted shares	—	—	38,044
Denominator for diluted net (loss)/ income per share — adjusted weighted average shares	9,784,507	10,027,469	10,049,077
Net (loss)/ income per share, basic	$(8.40)	$(7.50)	$6.00
Net (loss)/ income per share, diluted	$(8.40)	$(7.50)	$6.00